TOBAM EMERGING MARKETS FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.1%
Brazil — 3.0%
Atacadao SA	154,700	$ 654,407
CCR SA	138,000	372,898
Raia Drogasil SA	307,500	1,533,234
Suzano SA*	118,700	1,429,517
		3,990,056
China — 35.9%
ANTA Sports Products Ltd.	11,000	258,178
Autobio Diagnostics Co. Ltd., Class A	10,270	120,396
Autohome, Inc., ADR	3,433	219,575
Bank of Chengdu Co. Ltd., Class A	65,300	127,808
Bank of Hangzhou Co. Ltd., Class A	104,600	238,789
BeiGene Ltd., ADR*	4,494	1,542,296
Beijing New Building Materials PLC, Class A	29,000	176,126
BGI Genomics Co. Ltd., Class A	7,400	135,770
Bosideng International Holdings Ltd.	914,000	653,088
By-health Co. Ltd., Class A	29,100	148,067
CanSino Biologics, Inc., Class H*	22,600	1,200,378
Changchun High & New Technology Industry Group, Inc., Class A	7,100	424,794
China CSSC Holdings Ltd., Class A	82,300	210,339
China Feihe Ltd.	186,000	401,020
China Gas Holdings Ltd.	88,600	269,902
China Literature Ltd.*	88,000	979,982
China Mengniu Dairy Co. Ltd.	80,000	483,300
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	61,700	197,309
China Resources Beer Holdings Co. Ltd.	104,000	932,719
China Resources Gas Group Ltd.	282,000	1,691,207
China Yangtze Power Co. Ltd., Class A	254,611	813,346
Chongqing Changan Automobile Co. Ltd., Class A	75,900	308,453
Chongqing Zhifei Biological Products Co. Ltd., Class A	28,488	821,990
COSCO SHIPPING Holdings Co. Ltd., Class A*	171,100	808,333
DaShenLin Pharmaceutical Group Co. Ltd., Class A	16,208	128,205
ENN Energy Holdings Ltd.	105,600	2,007,007
Founder Securities Co. Ltd., Class A*	138,400	200,321
Fu Jian Anjoy Foods Co. Ltd., Class A	4,300	168,768
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Gaotu Techedu, Inc., ADR*	33,185	$ 490,142
Gigadevice Semiconductor Beijing, Inc., Class A	11,900	345,525
GoerTek, Inc., Class A	63,100	416,878
GOME Retail Holdings Ltd.*	3,647,000	467,917
Great Wall Motor Co. Ltd., Class A	39,100	262,955
Guangdong Investment Ltd.	694,000	996,802
Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,500	164,963
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,200	234,597
Hangzhou First Applied Material Co. Ltd., Class A	16,563	269,473
Hangzhou Silan Microelectronics Co. Ltd., Class A	24,100	210,175
Hengan International Group Co. Ltd.	76,500	511,900
HengTen Networks Group Ltd.*	384,000	306,853
Huadong Medicine Co. Ltd., Class A	32,700	232,288
Hualan Biological Engineering, Inc., Class A	34,907	197,995
I-Mab, SP ADR*	5,600	470,120
Industrial Bank Co. Ltd., Class A	141,600	450,182
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	856,200	205,311
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	162,000	127,580
Innovent Biologics, Inc.*	59,500	694,059
Intco Medical Technology Co. Ltd., Class A	6,100	117,819
iQIYI, Inc., ADR*	79,304	1,235,556
JCET Group Co. Ltd., Class A*	34,200	199,169
Juewei Food Co. Ltd., Class A	11,500	149,939
Kingdee International Software Group Co. Ltd.*	323,000	1,093,956
Lingyi iTech Guangdong Co., Class A	136,900	194,573
LONGi Green Energy Technology Co. Ltd., Class A	95,480	1,309,967
Maxscend Microelectronics Co. Ltd., Class A	6,080	505,208
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	61,400	86,491
Microport Scientific Corp.	76,000	682,083
Muyuan Foods Co. Ltd., Class A	95,884	901,803

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
NAURA Technology Group Co. Ltd., Class A	8,500	$ 364,424
New Hope Liuhe Co. Ltd., Class A*	83,500	189,485
NIO, Inc., ADR*	12,260	652,232
Offcn Education Technology Co. Ltd., Class A*	31,058	100,314
Pinduoduo, Inc., ADR*	6,522	828,424
Ping An Healthcare and Technology Co. Ltd.*	101,200	1,260,716
Postal Savings Bank of China Co. Ltd., Class H	1,694,000	1,139,204
Sanan Optoelectronics Co. Ltd., Class A	82,500	408,537
Sangfor Technologies, Inc., Class A	7,558	302,897
Shandong Gold Mining Co. Ltd., Class A	67,568	200,999
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	632,000	1,474,199
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	395,993
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	40,000	322,855
Shanghai International Airport Co. Ltd., Class A	15,800	117,596
Shengyi Technology Co. Ltd., Class A	37,300	135,081
Shenzhen Goodix Technology Co. Ltd., Class A	7,600	152,284
Shenzhen Kangtai Biological Products Co. Ltd., Class A	12,400	285,422
Shenzhou International Group Holdings Ltd.	25,600	646,472
Silergy Corp.	4,000	542,894
Songcheng Performance Development Co. Ltd., Class A	47,500	123,502
Sungrow Power Supply Co. Ltd., Class A	26,400	469,051
TBEA Co. Ltd., Class A	57,900	114,989
Thunder Software Technology Co. Ltd., Class A	6,400	155,326
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	55,700	332,597
Tingyi Cayman Islands Holding Corp.	598,000	1,193,864
Tongwei Co. Ltd., Class A	61,699	412,411
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Unigroup Guoxin Microelectronics Co. Ltd., Class A	9,400	$ 224,077
Vipshop Holdings Ltd., ADR*	51,552	1,035,164
Walvax Biotechnology Co. Ltd., Class A	25,900	247,061
Want Want China Holdings Ltd.	1,483,000	1,050,057
Wens Foodstuffs Group Co. Ltd., Class A	112,820	250,797
Will Semiconductor Co. Ltd. Shanghai, Class A	15,441	767,702
Wingtech Technology Co. Ltd., Class A	23,700	354,905
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	39,400	146,484
Yifeng Pharmacy Chain Co. Ltd., Class A	11,700	101,522
Yonyou Network Technology Co. Ltd., Class A	62,290	320,289
Zai Lab Ltd., ADR*	5,900	1,044,241
Zhaojin Mining Industry Co. Ltd., Class H	315,500	300,026
Zhejiang Century Huatong Group Co. Ltd., Class A*	123,700	122,810
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	22,000	171,732
		47,658,380
Colombia — 0.1%
Grupo de Inversiones Suramericana SA	31,521	155,379
Greece — 0.3%
JUMBO SA	26,678	449,341
India — 17.6%
Adani Green Energy Ltd.*	30,113	456,372
Adani Total Gas Ltd.	37,240	512,009
Aurobindo Pharma Ltd.	76,763	997,948
Avenue Supermarts Ltd.*	19,179	863,529
Bandhan Bank Ltd.*	156,466	696,710
Bharat Petroleum Corp. Ltd.	218,754	1,380,263
Bharti Airtel Ltd.	148,411	1,051,008
Cipla Ltd.*	110,922	1,451,250
Container Corp. Of India Ltd.	55,786	525,088
Dr Reddy's Laboratories Ltd.	26,415	1,931,417
Eicher Motors Ltd.*	29,710	1,069,139

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
India — (Continued)
HCL Technologies Ltd.	102,807	$ 1,361,976
Hero MotoCorp Ltd.	13,024	508,972
Hindustan Petroleum Corp. Ltd.	212,590	839,614
Indian Oil Corp. Ltd.	474,391	689,712
Indus Towers Ltd.	179,508	577,232
InterGlobe Aviation Ltd.*	29,416	680,160
Ipca Laboratories Ltd.	11,411	311,220
Lupin Ltd.	71,941	1,113,382
Sun Pharmaceutical Industries Ltd.	198,531	1,805,594
Tata Consultancy Services Ltd.	36,039	1,624,118
Tech Mahindra Ltd.	106,716	1,574,672
United Spirits Ltd.*	87,177	777,019
Yes Bank Ltd.*	3,501,611	638,853
		23,437,257
Indonesia — 0.4%
Telkom Indonesia Persero Tbk PT	1,260,100	273,890
Unilever Indonesia Tbk PT	620,800	212,000
		485,890
Malaysia — 3.2%
Axiata Group Bhd	849,385	765,869
Hartalega Holdings Bhd	284,300	503,337
Kossan Rubber Industries	394,700	306,170
Maxis Bhd	678,600	717,585
Public Bank Bhd	600,600	594,596
Supermax Corp. Bhd	462,040	367,273
Top Glove Corp. Bhd	1,000,800	1,005,260
		4,260,090
Mexico — 0.4%
Grupo Financiero Banorte SAB de CV, Class O	77,500	499,042
Peru — 0.6%
Cia de Minas Buenaventura SAA, ADR*	56,613	512,348
Credicorp Ltd.*	2,181	264,141
		776,489
Poland — 1.4%
CD Projekt SA	16,434	798,390
Orange Polska SA*	208,357	366,676
Polski Koncern Naftowy ORLEN SA	32,819	661,679
		1,826,745
	Number of Shares	Value
COMMON STOCKS — (Continued)
Russia — 1.2%
PhosAgro PJSC, GDR	42,048	$ 851,052
Polyus PJSC	4,092	793,313
		1,644,365
South Africa — 1.9%
AngloGold Ashanti Ltd.	51,474	955,436
Capitec Bank Holdings Ltd.	3,759	443,106
Gold Fields Ltd.	100,067	892,363
Harmony Gold Mining Co. Ltd.	71,178	262,328
		2,553,233
South Korea — 13.4%
Alteogen, Inc.*	6,562	487,459
Amorepacific Corp.	3,113	696,468
Celltrion Healthcare Co. Ltd.*	13,633	1,400,960
Celltrion Pharm, Inc.*	4,717	658,239
Celltrion, Inc.*	2,953	703,803
Coway Co. Ltd.	13,988	976,036
Green Cross Corp.	1,027	299,846
Hanmi Pharm Co. Ltd.	2,165	642,876
Hanon Systems	56,350	827,854
HLB, Inc.*	27,556	816,167
HMM Co. Ltd.*	8,384	326,852
Hyundai Glovis Co. Ltd.	3,239	600,968
Kia Corp.	7,499	597,617
KMW Co. Ltd.*	7,110	341,746
LG Uplus Corp.	25,498	347,638
NCSoft Corp.	1,981	1,441,420
Netmarble Corp.	5,472	650,571
Orion Corp.	7,382	776,837
Pearl Abyss Corp.*	5,538	371,648
Samsung Biologics Co. Ltd.*	241	179,568
Samsung Fire & Marine Insurance Co. Ltd.	1,242	243,260
Seegene, Inc.	10,829	794,851
Shin Poong Pharmaceutical Co. Ltd.	8,425	644,762
Shinsegae, Inc.	628	159,137
SK Chemicals Co. Ltd.	2,389	550,748
SK Telecom Co. Ltd.	6,303	1,791,202
Yuhan Corp.	7,639	427,930
		17,756,463
Taiwan — 12.9%
Accton Technology Corp.	89,000	1,053,901
Asustek Computer, Inc.	54,000	720,037
AU Optronics Corp.	1,221,000	987,372
Eclat Textile Co. Ltd.	37,660	886,716

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Far EasTone Telecommunications Co. Ltd.	477,000	$ 1,105,679
Feng TAY Enterprise Co. Ltd.	114,200	1,001,843
Inventec Corp.	699,000	658,475
Micro-Star International Co. Ltd.	53,000	299,411
Nien Made Enterprise Co. Ltd.	30,000	444,999
Oneness Biotech Co. Ltd.*	70,000	582,862
President Chain Store Corp.	115,000	1,085,200
Taiwan High Speed Rail Corp.	588,000	630,765
Taiwan Mobile Co. Ltd.	371,000	1,358,170
United Microelectronics Corp.	729,000	1,382,405
Wan Hai Lines Ltd.	122,000	1,403,912
Wiwynn Corp.	24,000	858,497
Yang Ming Marine Transport Corp.*	401,000	2,624,854
		17,085,098
Thailand — 4.9%
Airports of Thailand PCL	103,300	200,077
Bangkok Bank PCL	38,700	136,658
Bangkok Dusit Medical Services PCL, Class F	2,045,000	1,469,025
Bangkok Expressway & Metro PCL	2,316,700	589,398
Berli Jucker PCL	376,800	409,124
Bumrungrad Hospital PCL	43,100	173,014
Charoen Pokphand Foods PCL	1,165,720	964,669
CP ALL PCL	206,400	386,666
Energy Absolute PCL	235,100	448,107
Krungthai Card PCL	138,900	290,645
	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Srisawad Corp. PCL	241,200	$ 518,142
Thai Union Group PCL, Class F	838,300	518,104
True Corp. PCL	3,625,400	360,067
		6,463,696
Turkey — 0.9%
BIM Birlesik Magazalar A/S	125,668	897,036
Eregli Demir ve Celik Fabrikalari TAS	157,550	325,993
		1,223,029
TOTAL COMMON STOCKS (Cost $103,339,091)		130,264,553
TOTAL INVESTMENTS - 98.1% (Cost $103,339,091)		130,264,553
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		2,480,464
NET ASSETS - 100.0%		$132,745,017

*	Non-income producing.
ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

At June 30, 2021, the Fund held the following open positions in futures contracts:
Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
MSCI® Emerging Markets Index	09/17/21	38	$2,591,095	$2,593,120	$2,025
					$2,025
See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments June 30, 2021
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The fair value of each Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s investments carried at fair value:
	Total Value at 06/30/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Brazil	$3,990,056	$3,990,056	$—	$—
China	47,658,380	7,763,774	39,894,606	—
Colombia	155,379	155,379	—	—
Greece	449,341	—	449,341	—
India	23,437,257	—	23,437,257	—
Indonesia	485,890	—	485,890	—
Malaysia	4,260,090	3,188,051	1,072,039	—
Mexico	499,042	499,042	—	—
Peru	776,489	776,489	—	—
Poland	1,826,745	—	1,826,745	—
Russia	1,644,365	851,052	793,313	—
South Africa	2,553,233	—	2,553,233	—
South Korea	17,756,463	—	17,756,463	—
Taiwan	17,085,098	1,941,032	15,144,066	—
Thailand	6,463,696	—	6,463,696	—
Turkey	1,223,029	897,036	325,993	—
Derivatives:
Equity Contract
Long Futures	2,025	2,025	—	—
Total Assets	$130,266,578	$20,063,936	$110,202,642	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S.GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended June 30, 2021, there were no transfers in or out of Level 3.

TOBAM EMERGING MARKETS FUND
Notes to Financial Statements (Concluded)
June 30, 2021
(Unaudited)
Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.